AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Class I and N Prospectus dated January 29, 2020 (“Prospectus”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style

Fund and AQR Emerging Multi-Style Fund (each a “Fund”, collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus, with respect to the AQR Large Cap Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.25%	0.25%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.14%	0.15%

Total Annual Fund Operating Expenses[2]	0.39%	0.65%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.00%	0.00%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.39%	0.65%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.30% to 0.25%.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.15% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$40	$125	$219	$493
Class N Shares	$66	$208	$362	$810

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 6 of the Prospectus, with respect to the AQR Small Cap Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.45%	0.45%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.16%	0.17%

Total Annual Fund Operating Expenses[2]	0.61%	0.87%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.01%	0.02%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%	0.85%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.50% to 0.45%.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.15% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$61	$194	$339	$761
Class N Shares	$87	$276	$480	$1,071

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 11 of the Prospectus, with respect to the AQR International Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses[2]	0.62%	0.87%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.07%	0.07%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.55%	0.80%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.45% to 0.40%.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.15% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$56	$191	$339	$768
Class N Shares	$82	$271	$475	$1,066

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 16 of the Prospectus, with respect to the AQR Emerging Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.55%	0.55%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.26%	0.27%

Total Annual Fund Operating Expenses[2]	0.81%	1.07%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.11%	0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.70%	0.95%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.60% to 0.55%.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.15% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$72	$248	$439	$991
Class N Shares	$97	$328	$578	$1,295

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Effective July 1, 2020, the first paragraph in the section entitled “Advisory Agreement” beginning on page 166 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund

AQR Large Cap Multi-Style Fund	0.25%

AQR Small Cap Multi-Style Fund	0.45%

AQR International Multi-Style Fund	0.40%

AQR Emerging Multi-Style Fund	0.55%

AQR TM Large Cap Multi-Style Fund	0.30%

AQR TM Small Cap Multi-Style Fund	0.50%

AQR TM International Multi-Style Fund	0.45%

AQR TM Emerging Multi-Style Fund	0.60%

AQR Large Cap Momentum Style Fund	0.25%

AQR Small Cap Momentum Style Fund	0.45%

AQR International Momentum Style Fund	0.40%

AQR TM Large Cap Momentum Style Fund	0.25%

AQR TM Small Cap Momentum Style Fund	0.45%

AQR TM International Momentum Style Fund	0.40%

AQR Large Cap Defensive Style Fund	0.25%

AQR International Defensive Style Fund	0.40%

AQR Emerging Defensive Style Fund	0.55%

AQR Global Equity Fund	0.60%

AQR International Equity Fund	0.65%

AQR Core Plus Bond Fund	0.32%

AQR High Yield Bond Fund	0.55%

Effective July 1, 2020, in the section entitled “Expense Limitation Agreement” beginning on page 167 of the Prospectus, the last paragraph on page 168 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

As a result of the Expense Limitation Agreement and its limitation on the operating expenses of each class as discussed above, and assuming that the applicable management fee and 12b-1 fee remain the same, the total annual operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) for the Funds’ Class I Shares and Class N Shares would not exceed the following percentages:

Fund	Class I Shares	Class N Shares
AQR Large Cap Multi-Style Fund	0.40%	0.65%
AQR Small Cap Multi-Style Fund	0.60%	0.85%
AQR International Multi-Style Fund	0.55%	0.80%
AQR Emerging Multi-Style Fund	0.70%	0.95%
AQR TM Large Cap Multi-Style Fund	0.45%	0.70%
AQR TM Small Cap Multi-Style Fund	0.65%	0.90%
AQR TM International Multi-Style Fund	0.60%	0.85%
AQR TM Emerging Multi-Style Fund	0.75%	1.00%
AQR Large Cap Momentum Style Fund	0.40%	0.65%
AQR Small Cap Momentum Style Fund	0.60%	0.85%
AQR International Momentum Style Fund	0.55%	0.80%
AQR TM Large Cap Momentum Style Fund	0.40%	0.65%
AQR TM Small Cap Momentum Style Fund	0.60%	0.85%
AQR TM International Momentum Style Fund	0.55%	0.80%
AQR Large Cap Defensive Style Fund	0.40%	0.65%
AQR International Defensive Style Fund	0.55%	0.80%
AQR Emerging Defensive Style Fund	0.70%	0.95%
AQR Global Equity Fund	0.80%	1.05%
AQR International Equity Fund	0.85%	1.10%
AQR Core Plus Bond Fund	0.47%	0.72%
AQR High Yield Bond Fund	0.70%	0.95%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Class R6 Prospectus dated January 29, 2020 (“Prospectus”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style

Fund and AQR Emerging Multi-Style Fund (each a “Fund”, collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus, with respect to the AQR Large Cap Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.25%
Distribution (12b-1) Fee	None
Other Expenses	0.05%

Total Annual Fund Operating Expenses[2]	0.30%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.00%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.30%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.30% to 0.25%.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.05% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$31	$97	$169	$381

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 6 of the Prospectus, with respect to the AQR Small Cap Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.45%
Distribution (12b-1) Fee	None
Other Expenses	0.07%

Total Annual Fund Operating Expenses[2]	0.52%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.02%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.50% to 0.45%.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.05% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$51	$165	$289	$651

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 11 of the Prospectus, with respect to the AQR International Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses	0.12%

Total Annual Fund Operating Expenses[2]	0.52%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.07%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.45%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.45% to 0.40%.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.05% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$46	$160	$284	$646

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 16 of the Prospectus, with respect to the AQR Emerging Multi-Style Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.55%
Distribution (12b-1) Fee	None
Other Expenses	0.17%

Total Annual Fund Operating Expenses[2]	0.72%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.60% to 0.55%.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.05% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2021, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$61	$218	$389	$883

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Effective July 1, 2020, the first paragraph in the section entitled “Advisory Agreement” beginning on page 163 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund

AQR Large Cap Multi-Style Fund	0.25%

AQR Small Cap Multi-Style Fund	0.45%

AQR International Multi-Style Fund	0.40%

AQR Emerging Multi-Style Fund	0.55%

AQR TM Large Cap Multi-Style Fund	0.30%

AQR TM Small Cap Multi-Style Fund	0.50%

AQR TM International Multi-Style Fund	0.45%

AQR TM Emerging Multi-Style Fund	0.60%

AQR Large Cap Momentum Style Fund	0.25%

AQR Small Cap Momentum Style Fund	0.45%

AQR International Momentum Style Fund	0.40%

AQR TM Large Cap Momentum Style Fund	0.25%

AQR TM Small Cap Momentum Style Fund	0.45%

AQR TM International Momentum Style Fund	0.40%

AQR Large Cap Defensive Style Fund	0.25%

AQR International Defensive Style Fund	0.40%

AQR Emerging Defensive Style Fund	0.55%

AQR Global Equity Fund	0.60%

AQR International Equity Fund	0.65%

AQR Core Plus Bond Fund	0.32%

AQR High Yield Bond Fund	0.55%

Effective July 1, 2020, in the section entitled “Expense Limitation Agreement” beginning on page 164 of the Prospectus, the last paragraph on page 165 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

As a result of the Expense Limitation Agreement and its limitation on the operating expenses of each class as discussed above, and assuming that the applicable management fee and 12b-1 fee remain the same, the total annual operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) for the Funds’ Class R6 Shares would not exceed the following percentages:

Fund	Class R6 Shares
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50%
AQR International Multi-Style Fund	0.45%
AQR Emerging Multi-Style Fund	0.60%
AQR TM Large Cap Multi-Style Fund	0.35%
AQR TM Small Cap Multi-Style Fund	0.55%
AQR TM International Multi-Style Fund	0.50%
AQR TM Emerging Multi-Style Fund	0.65%
AQR Large Cap Momentum Style Fund	0.30%
AQR Small Cap Momentum Style Fund	0.50%
AQR International Momentum Style Fund	0.45%
AQR TM Large Cap Momentum Style Fund	0.30%
AQR TM Small Cap Momentum Style Fund	0.50%
AQR TM International Momentum Style Fund	0.45%
AQR Large Cap Defensive Style Fund	0.30%
AQR International Defensive Style Fund	0.45%
AQR Emerging Defensive Style Fund	0.60%
AQR Global Equity Fund	0.70%
AQR International Equity Fund	0.75%
AQR Core Plus Bond Fund	0.37%
AQR High Yield Bond Fund	0.60%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Statement of Additional Information,

dated January 29, 2020 (“SAI”), of the AQR Large Cap Multi-Style Fund,

AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund and

AQR Emerging Multi-Style Fund (each a “Fund”, collectively, the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the first table in the section entitled “Investment Adviser” beginning on page 55 of the SAI, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

Under the Advisory Agreements, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund:	Management Fee

AQR Large Cap Multi-Style Fund[1]	0.25%

AQR Small Cap Multi-Style Fund[1]	0.45%

AQR International Multi-Style Fund[1]	0.40%

AQR Emerging Multi-Style Fund[1]	0.55%

AQR TM Large Cap Multi-Style Fund	0.30%

AQR TM Small Cap Multi-Style Fund	0.50%

AQR TM International Multi-Style Fund	0.45%

AQR TM Emerging Multi-Style Fund	0.60%

AQR Large Cap Momentum Style Fund	0.25%

AQR Small Cap Momentum Style Fund	0.45%

AQR International Momentum Style Fund	0.40%

AQR TM Large Cap Momentum Style Fund	0.25%

AQR TM Small Cap Momentum Style Fund	0.45%

AQR TM International Momentum Style Fund	0.40%

AQR Large Cap Defensive Style Fund	0.25%

AQR International Defensive Style Fund	0.40%

AQR Emerging Defensive Style Fund	0.55%

AQR Global Equity Fund[2]	0.60%

AQR International Equity Fund[3]	0.65%

AQR Core Plus Bond Fund	0.32%

AQR High Yield Bond Fund[4]	0.55%

1

1	Effective July 1, 2020, the Fund’s Management Fee was reduced by 0.05%.
2

Effective January 29, 2017, (i) the Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee for Class I and Class N was reduced by 0.10%. Prior to January 29, 2017, the Fund’s Management Fee was 0.40% and the shareholder servicing fee for Class I and Class N Shares was 0.30% and for Class R6 Shares was 0.20%.

3

Effective January 29, 2018, the Fund’s Management Fee was reduced by 0.05% to 0.65%. Effective January 29, 2017, (i) the Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee was reduced by 0.05% to 0.70%. Prior to January 29, 2017, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class I Shares, Class N Shares and Class R6 Shares was 0.30%. Prior to January 29, 2016, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class R6 Shares was 0.20%.

4	The Fund paid no advisory fees during the period because the Fund had not commenced operations.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

2